Employee Benefit Plans (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SERP [Member]
Schedule of the weighted average assumptions used to determine benefit obligations and net periodic pension cost
Discount rate	3.75%	5.25%
Rate of compensation increase	4.00%	4.00%
Directors' Retirement Plan [Member]
Schedule of the weighted average assumptions used to determine benefit obligations and net periodic pension cost
Discount rate	4.50%	5.25%
Rate of compensation increase	2.50%	2.50%